Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Changes in YPF's Net Proved Reserves (Detail)	12 Months Ended
	Dec. 31, 2017 MMBbls MMBoe Bcf	Dec. 31, 2016 MMBbls MMBoe Bcf	Dec. 31, 2015 MMBbls MMBoe Bcf
Disclosure of information about consolidated structured entities [Line Items]
Improved recovery | MMBoe	32	35	23
Worldwide [Member] | Equity-accounted entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Sale of minerals in place	0	0	0
Improved recovery	0	0	0
Purchase of minerals in place	0	0	0
Worldwide [Member] | Consolidated entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	525	608	601
Revisions of previous estimates	(71)	(75)	31
Extensions and discoveries	19	45	44
Improved recovery	32	35	23
Purchase of minerals in place		2
Sale of minerals in place	0	0	0
Production for the year	(83)	(90)	(91)
Ending balance	422	525	608
Beginning balance	68	71	73
Revisions of previous estimates	4	5	9
Extensions and discoveries	5	11	10
Improved recovery	0	0	0
Purchase of minerals in place	0	0	0
Sale of minerals in place			(3)
Production for the year	(19)	(19)	(18)
Ending balance	58	68	71
Beginning balance | Bcf	2,923	3,072	3,016
Revisions of previous estimates | Bcf	(161)	(110)	174
Extensions and discoveries | Bcf	313	371	520
Improved recovery | Bcf		1	1
Purchase of minerals in place | Bcf	12	165
Sale of minerals in place | Bcf			(70)
Production for the year | Bcf	(567)	(576)	(569)
Ending balance | Bcf	2,520	2,923	3,072
Beginning balance	1,113	1,226	1,212
Revisions of previous estimates	(96)	(89)	71
Extensions and discoveries	80	122	147
Improved recovery	32	35	23
Purchase of minerals in place	2	31
Sale of minerals in place		(1)	(16)
Production for the year	(202)	(211)	(211)
Ending balance	929	1,113	1,226
Worldwide [Member] | Consolidated entities [Member] | Proved reserves, developed [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	380	440	447
Ending balance	286	380	440
Beginning balance	53	56	53
Ending balance	47	53	56
Beginning balance | Bcf	2,143	2,210	2,267
Ending balance | Bcf	1,850	2,143	2,210
Beginning balance	815	889	905
Ending balance	663	815	889
Worldwide [Member] | Consolidated entities [Member] | Proved reserves, undeveloped [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	145	168	154
Ending balance	136	145	168
Beginning balance	15	15	20
Ending balance	11	15	15
Beginning balance | Bcf	780	862	749
Ending balance | Bcf	670	780	862
Beginning balance	298	337	307
Ending balance	266	298	337
Worldwide [Member] | Consolidated and equity-accounted entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	525	608	601
Ending balance	422	525	608
Beginning balance	68	71	73
Ending balance	58	68	71
Beginning balance | Bcf	2,923	3,072	3,016
Ending balance | Bcf	2,520	2,923	3,072
Beginning balance	1,113	1,226	1,212
Ending balance	929	1,113	1,226
Worldwide [Member] | Consolidated and equity-accounted entities [Member] | Proved reserves, developed [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	380	440	447
Ending balance	286	380	440
Beginning balance	53	56	53
Ending balance	47	53	56
Beginning balance | Bcf	2,143	2,210	2,267
Ending balance | Bcf	1,850	2,143	2,210
Beginning balance	815	889	905
Ending balance	663	815	889
Worldwide [Member] | Consolidated and equity-accounted entities [Member] | Proved reserves, undeveloped [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	145	168	154
Ending balance	136	145	168
Beginning balance	15	15	20
Ending balance	11	15	15
Beginning balance | Bcf	780	862	749
Ending balance | Bcf	670	780	862
Beginning balance	298	337	307
Ending balance	266	298	337
Argentina [member] | Equity-accounted entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Sale of minerals in place	0	0	0
Improved recovery	0	0	0
Purchase of minerals in place	0	0	0
Argentina [member] | Consolidated entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	525	607	600
Revisions of previous estimates	(72)	(74)	31
Extensions and discoveries	19	45	44
Improved recovery	33	35	23
Purchase of minerals in place		2
Sale of minerals in place	0	0	0
Production for the year	(83)	(90)	(91)
Ending balance	422	525	607
Beginning balance	68	71	73
Revisions of previous estimates	4	5	9
Extensions and discoveries	5	11	10
Improved recovery	0	0	0
Purchase of minerals in place	0	0	0
Sale of minerals in place			(3)
Production for the year	(19)	(19)	(18)
Ending balance	58	68	71
Beginning balance | Bcf	2,923	3,067	3,011
Revisions of previous estimates | Bcf	(161)	(105)	174
Extensions and discoveries | Bcf	313	371	520
Improved recovery | Bcf		1	1
Purchase of minerals in place | Bcf	12	165
Sale of minerals in place | Bcf			(70)
Production for the year | Bcf	(567)	(576)	(569)
Ending balance | Bcf	2,520	2,923	3,067
Beginning balance	1,113	1,224	1,210
Revisions of previous estimates	(96)	(87)	70
Extensions and discoveries	80	122	147
Improved recovery	32	35	23
Purchase of minerals in place	2	31
Sale of minerals in place		(1)	(16)
Production for the year	(202)	(211)	(210)
Ending balance	929	1,113	1,224
Argentina [member] | Consolidated entities [Member] | Proved reserves, developed [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	380	439	446
Ending balance	286	380	439
Beginning balance	53	56	53
Ending balance	47	53	56
Beginning balance | Bcf	2,143	2,205	2,262
Ending balance | Bcf	1,850	2,143	2,205
Beginning balance	815	887	903
Ending balance	663	815	887
Argentina [member] | Consolidated entities [Member] | Proved reserves, undeveloped [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	145	168	154
Ending balance	136	145	168
Beginning balance	15	15	20
Ending balance	11	15	15
Beginning balance | Bcf	780	862	749
Ending balance | Bcf	670	780	862
Beginning balance	298	337	307
Ending balance	266	298	337
Argentina [member] | Consolidated and equity-accounted entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	525	607	600
Ending balance	422	525	607
Beginning balance	68	71	73
Ending balance	58	68	71
Beginning balance | Bcf	2,923	3,067	3,011
Ending balance | Bcf	2,520	2,923	3,067
Beginning balance	1,113	1,224	1,210
Ending balance	929	1,113	1,224
Argentina [member] | Consolidated and equity-accounted entities [Member] | Proved reserves, developed [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	380	439	446
Ending balance	286	380	439
Beginning balance	53	56	53
Ending balance	47	53	56
Beginning balance | Bcf	2,143	2,205	2,262
Ending balance | Bcf	1,850	2,143	2,205
Beginning balance	815	887	903
Ending balance	663	815	887
Argentina [member] | Consolidated and equity-accounted entities [Member] | Proved reserves, undeveloped [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	145	168	154
Ending balance	136	145	168
Beginning balance	15	15	20
Ending balance	11	15	15
Beginning balance | Bcf	780	862	749
Ending balance | Bcf	670	780	862
Beginning balance	298	337	307
Ending balance	266	298	337
Other foreign [Member] | Equity-accounted entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Sale of minerals in place	0	0	0
Improved recovery	0	0	0
Purchase of minerals in place	0	0	0
Other foreign [Member] | Consolidated entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance		1	1
Revisions of previous estimates		(1)
Sale of minerals in place	0	0	0
Ending balance			1
Improved recovery	0	0	0
Purchase of minerals in place	0	0	0
Beginning balance | Bcf		5	5
Revisions of previous estimates | Bcf		(5)
Ending balance | Bcf			5
Beginning balance		2	2
Revisions of previous estimates		(2)	1
Production for the year			(1)
Ending balance			2
Other foreign [Member] | Consolidated entities [Member] | Proved reserves, developed [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance		1	1
Ending balance			1
Beginning balance | Bcf		5	5
Ending balance | Bcf			5
Beginning balance		2	2
Ending balance			2
Other foreign [Member] | Consolidated and equity-accounted entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance		1	1
Ending balance			1
Beginning balance | Bcf		5	5
Ending balance | Bcf			5
Beginning balance		2	2
Ending balance			2
Other foreign [Member] | Consolidated and equity-accounted entities [Member] | Proved reserves, developed [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance		1	1
Ending balance			1
Beginning balance | Bcf		5	5
Ending balance | Bcf			5
Beginning balance		2	2
Ending balance			2